Fair Value Disclosures, Quantitative Information About Level 3 (Q3) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016		Dec. 31, 2015
Impaired Loans Commercial [Member]
Unobservable Inputs Weighted Average [Abstract]
Total impaired collateral value		$ 200,000		$ 400,000
Impaired Loans Commercial [Member] | Minimum [Member]
Unobservable Inputs Weighted Average [Abstract]
Discount rate		0.00%
Impaired Loans Commercial [Member] | Maximum [Member]
Unobservable Inputs Weighted Average [Abstract]
Discount rate		100.00%
Significant Unobservable Inputs (Level 3) [Member]
Asset (Liability) Fair Value [Abstract]
Capitalized mortgage loan servicing rights	$ 14,675,000	$ 8,163,000		8,481,000
Impaired loans [Abstract]
Commercial	1,074,000	1,446,000	[1],[2]	1,605,000	[1]
Mortgage	716,000	361,000		550,000
Other real estate [Abstract]
Commercial		176,000		$ 804,000
Mortgage	$ 49,000	$ 231,000
Present Value of Net Servicing Revenue [Member]
Unobservable Inputs Weighted Average [Abstract]
Discount rate	10.10%	10.07%		10.04%
Cost to service	$ 81	$ 83		$ 80
Ancillary income	$ 23	$ 24		$ 24
Float rate	2.00%	1.97%		1.73%
Sales Comparison Approach [Member] | Impaired Loans Commercial [Member]
Unobservable Inputs Weighted Average [Abstract]
Adjustment for differences between comparable sales	(2.30%)	(1.50%)	[1],[2]	(2.10%)	[1]
Sales Comparison Approach [Member] | Impaired Loans Mortgage [Member]
Unobservable Inputs Weighted Average [Abstract]
Adjustment for differences between comparable sales	0.30%	(4.70%)		0.70%
Sales Comparison Approach [Member] | Other Real Estate Commercial [Member]
Unobservable Inputs Weighted Average [Abstract]
Adjustment for differences between comparable sales		(22.50%)		(3.90%)
Sales Comparison Approach [Member] | Other Real Estate Mortgage [Member]
Unobservable Inputs Weighted Average [Abstract]
Adjustment for differences between comparable sales	5.80%	(5.10%)

[1]	In addition to the valuation techniques and unobservable inputs discussed above, at December 31, 2016 and 2015, we had an impaired collateral dependent commercial relationship that totaled $0.2 million and $0.4 million, respectively that was primarily secured by collateral other than real estate. Collateral securing this relationship primarily included machinery and equipment and inventory at December 31, 2016 and 2015. Valuation techniques at December 31, 2016 and 2015, included appraisals and discounting restructuring firm valuations based on estimates of value recovery of each particular asset type. Discount rates used ranged from 0% to 100% of stated values.
[2]	In addition to the valuation techniques and unobservable inputs discussed above, at December 31, 2016, we had an impaired collateral dependent commercial relationship that totaled $0.2 million that was primarily secured by collateral other than real estate. Collateral securing this relationship primarily included machinery and equipment and inventory. Valuation techniques included appraisals and discounting restructuring firm valuations based on estimates of value recovery of each particular asset type. Discount rates used ranged from 0% to 100% of stated values.